ACCOUNTS AND NOTES RECEIVABLE (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS AND NOTES RECEIVABLE (Details) [Line Items]
Accounts Receivable, Net, Current	$ 1,864,506	$ 337,475		$ 337,475		$ 1,864,506	$ 2,052,000
Sales Returns and Allowances, Goods		0	0	1,229,710	0	0	0
Financing Receivable, Net		75,000		75,000
Note Receivable, Maturity Date	Dec. 10, 2018	Dec. 31, 2014
Note Receivable, Stated Interest Rate, Percentage	5.00%	7.50%		7.50%		5.00%
Note Receivable, Face Amount	1,000,000					1,000,000
Notes, Loans and Financing Receivable, Net, Noncurrent	0	155,000		155,000		0	0
Notes, Loans and Financing Receivable, Net, Current	115,000	75,000		75,000		115,000	0
Legislation Change in San Diego [Member]
ACCOUNTS AND NOTES RECEIVABLE (Details) [Line Items]
Accounts Receivable, Gross		17,000		17,000
Sales Returns and Allowances, Goods				$ 842,825